INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS [Abstract]
Disclosure of intangible assets [text block]
17	INTANGIBLE ASSETS

Total
US$’000
Cost:
Balance at 1 January 2017	10,259
Additions	19
Reclassified to assets held for sale (Note 39)	(2,951)
Effect of foreign currency exchange differences	1,075
Balance at 31 December 2017	8,402
Disposal	(550)
Effect of foreign currency exchange differences	(1,082)
Balance at 31 December 2018	6,770

Accumulated amortisation:
Balance at 1 January 2017	3,669
Amortisation	908
Reclassified to assets held for sale (Note 39)	(612)
Effect of foreign currency exchange differences	740
Balance at 31 December 2017	4,705
Amortisation	17
Disposal	(550)
Effect of foreign currency exchange differences	(1,079)
Balance at 31 December 2018	3,093

Impairment:
Balance at 1 January 2017	-
Impairment losses recognised in profit or loss	3,636
Balance at 31 December 2017 and 2018	3,636

Carrying Amount:
At 31 December 2018	41
At 31 December 2017	61

Intangible assets include club memberships, customer relationships, purchased lease contracts and software and licences. Club memberships are lifetime memberships and are not amortised. Customer relationships arose from the acquisition of business and are amortised over 7 years. Lease contracts relate to the purchase of the rights to lease a property on favourable terms to the market, are amortised over the lease term of between 11 and 20 years. Software and licenses arose from the installation of major information systems (including packaged software) and are amortised over 3 years, the period over which the benefit is expected to accrue.

In 2017, an impairment of US$3,636,000 was recognised in respect of the customer relationships based on the value in use calculations. The impairment at 31 December 2017 arose from the unfavourable change in market conditions and following which, the management performed a reassessment and the recoverable amount of the customer relationship is less than the carrying amount, resulting in the impairment.
The key assumptions for the value in use calculations are those regarding the discount rates, growth rates and expected changes to selling prices and direct costs during the period. Management estimate
d
 pre-tax discount rates to be
15
% which they believe
d
reflect
the
current market assessments of the time value of money and the risks specific to the CGUs. The growth rates we
re based on industry growth forecasts and are estimated to be
5.5
%. Changes in selling prices and direct costs are based on past practices and expectations of future changes in the market.

No impairment assessment was performed in 2018 as the carrying amount is not significant. No such impairment allowance was recognised in 2018.